Acquisition (Schedule of Assets and Liabilities of Assumed on Acquistion) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Prepaid expenses	$ 489,902	$ 319,603
Reclamation bonds	2,154,027	$ 1,248,817
BMG [Member]
Disclosure of detailed information about business combination [line items]
Cash	1,355,706
Receivables	51,246
Held for trading investments	578
Prepaid expenses	41,758
Exploration and evaluation assets	10,189,010
Reclamation bonds	33,150
Accounts payable and accrued liabilities	(235,486)
Loan payable	(1,550,000)
Net assets	$ 9,885,962